PROPERTY AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,461	$ 2,133	$ 1,674